SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - LCR SLP, LLC [Member]	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Related Party Transaction [Line Items]
Location	Delaware
Purpose	Holding Company
Ownership	100.00%	100.00%